As filed with the Securities and Exchange Commission on or about August 29, 2019

Registration Statement File No. 333-206438

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒        Post-Effective Amendment No. 6

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒  Amendment No. 197

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b)

☐          on                    , pursuant to paragraph (b) of Rule 485.

☒            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

The Prospectus dated May 1, 2019, as supplemented, and Statement of Additional Information dated May 1, 2019 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 6 by reference to Registrant’s filings under Rule 485(b) as filed on April 26, 2019 and May 22, 2019.

A supplement dated August 29, 2019 to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment No. 6.

Supplement dated August 29, 2019
to the Prospectus dated May 1, 2019, as supplemented, and
to the Statement of Additional Information dated May 1, 2019, for:

Strategic Group Variable Universal Life II

This supplement revises the Prospectus and Statement of Additional Information to reflect the following changes:

For policies issued after December 31, 2019, the maximum insurance charge rates will be based on the 2017 Commissioners’ Standard Ordinary (80) Ultimate, Composite, Age Last Birthday Mortality Table (the “2017 CSO”). In connection with the change to the 2017 CSO, certain other fees and charges will change as reflected below.

The changes to the Prospectus are as follows:

Fee Tables

•	The Periodic Charges Other than Fund Operating Expenses sub-section in the Fee Tables section is replaced with the following:

Periodic Charges Other than Fund Operating Expenses

This table describes the fees and expenses that you will pay periodically, other than Fund operating expenses, during the time that you own the certificate.

Charge	When Charge is Deducted	Amount Deducted
For policies issued on or before December 31, 2019
Cost of Insurance Charge [1,2]	Monthly, on the certificate’s Monthly Calculation Date	Maximum: $51.77 per $1,000 of Insurance Risk	Minimum: $0.04 per $1,000 of Insurance Risk
Cost of Insurance Charge for a 45 year old in the standard risk classification, with Death Benefit Option A.[3]	Monthly, on the certificate’s Monthly Calculation Date	Rate per $1,000 of Insurance Risk: $0.08
For policies issued after December 31, 2019
Cost of Insurance Charge [1,2]	Monthly, on the certificate’s Monthly Calculation Date	Maximum: $59.52 per $1,000 of Insurance Risk	Minimum: $0.09 per $1,000 of Insurance Risk
Cost of Insurance Charge for a 45 year old in the standard risk classification, with Death Benefit Option A.[3]	Monthly, on the certificate’s Monthly Calculation Date	Rate per $1,000 of Insurance Risk: $0.08
For policies issued on, before or after December 31, 2019
Mortality & Expense Risk Charge [4]	Monthly, on the certificate’s Monthly Calculation Date	Maximum Annual Rate: 1.00% of the certificate’s Variable Account Value	Current Annual Rate: 0.75% of the certificate’s Variable Account Value
Loan Interest Rate Expense Charge [5]	Reduces the interest we credit on the loaned value. We credit the loan interest daily	Maximum: Certificate Year 1 – 20: 3.00% of loaned amount Certificate Year 21+: 2.50% of loaned amount	Current: Certificate Year 1 – 20: 1.00% of loaned amount Certificate Year 21+: 0.50% of loaned amount

Page 1 of 9	L7940_19_01

1	The cost of insurance charge rates may vary by a number of factors, including but not limited to, the Insured’s age, coverage type (mandatory, supplemental, voluntary only), risk classification selected face amount, group rating and portability status. For more information on the cost of insurance charge rates for portable certificates, please refer to “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at 1-800-548-0073. See “Transaction Charges” in the “Charges and Deductions” section.

2	For policies issued on or before December 31, 2019, the maximum cost of insurance rates are based on 150% of the ultimate 2001 Commissioners’ Standard Ordinary (2001 CSO), Age-Last Birthday, Unisex (80% Male) and Composite Table. For policies issued after December 31, 2019, the maximum cost of insurance rates are based on 150% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex (80% Male) and Composite Table. In all cases, the cost of insurance charge rates reflected in this table are for standard risks.

3	The rates shown for “representative insured” are first year rates for employer paid coverage only (also known as mandatory coverage). For policies issued on or before December 31, 2019, rates for supplemental coverage for the 1st year (for a 45 year old) are $0.11 (Current Amount Deducted) and $0.33 (Maximum Amount Deducted). The rates for voluntary only coverage for the 1st year (for a 45 year old) are $0.12 (Current Amount Deducted) and $0.33 (Maximum Amount Deducted). For policies issued after December 31, 2019, rates for supplemental coverage for the 1st year (for a 45 year old) are $0.11 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). The rates for voluntary only coverage for the 1st year (for a 45 year old) are $0.12 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). For Portable Certificates, please refer to “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section.

4	The Mortality & Expense Risk charge is deducted proportionately from the then current Account Values in the Divisions. The Cost of Insurance Charges (listed in the table above) and any applicable rider charges (listed in the table below) are deducted from the GPA. If the value in the GPA is less than the charges, the deficiency will be deducted proportionately from the then current Account Values in the Divisions.

5	We charge interest on certificate loans, but we also credit interest on the Account Value we hold as collateral on certificate loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

Page 2 of 9	L7940_19_01

•	The Rider Charges sub-section in the Fee Tables section is replaced with the following:

Rider Charges:

This table describes: (1) charges you will pay at the time you exercise a rider and (2) any ongoing charges associated with a rider.

Rider Charge	When Charge is Deducted	Amount Deducted
For policies issued on, before or after December 31, 2019
Accelerated Benefits for Terminal Illness Rider	Upon request for the Accelerated Benefits	Maximum: $250	Current: $0
Overloan Protection Rider	Once, upon activation of the rider	Maximum percentage of Account Value: [1] 3.71%	Minimum percentage of Account Value: [1] 0.33%
Overloan Protection Rider charge for an 80 year old	Once, upon activation of the rider	3.19% of Account Value
Accidental Death Benefit Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum: Rate per $1,000 of Rider coverage: $0.025	Minimum: Rate per $1,000 of Rider coverage: $0.025
Children’s Level Term Insurance Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum: $4.50	Current: $4.50
Waiver of Monthly Charges Rider [4]	Monthly, on the certificate’s Monthly Calculation Date	Maximum rate per $100 of Monthly Deduction: [5] $11.98	Minimum rate per $100 of Monthly Deduction: [5] $4.55
Waiver of Monthly Charges Rider charge for a 45 year old in the standard risk classification [3]	Monthly, on the certificate’s Monthly Calculation Date	Rate per $100 of Monthly Charges: [5] $10.29
For policies issued on or before December 31, 2019
Spouse Level Term Insurance Rider [2]	Monthly, on the certificate’s Monthly Calculation Date	Maximum rate per $1,000 of Rider coverage: $1.91
Spouse Level Term Insurance Rider charge for a 45 year old in the standard risk classification [3]	Monthly, on the certificate’s Monthly Calculation Date	Rate per $1,000 of Rider coverage: $0.11
For policies issued after December 31, 2019
Spouse Level Term Insurance Rider [2]	Monthly, on the certificate’s Monthly Calculation Date	Maximum rate per $1,000 of Rider coverage: $59.52
Spouse Level Term Insurance Rider charge for a 45 year old in the standard risk classification [3]	Monthly, on the certificate’s Monthly Calculation Date	Rate per $1,000 of Rider coverage: $0.11

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[1]	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age, 75 – 99. See “Overloan Protection Rider” in the “Other Benefits Available Under the Certificate” section for the applicable percentages.

[2]	The Spouse Level Term Insurance Rider charges vary based on the individual characteristics of the Insured spouse. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the Spouse Level Term Insurance Rider charges for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at 1-800-548-0073.

[3]	The rates shown for the “representative insured” are first year rates only.

[4]	The charges for the Waiver on Monthly Charges Rider vary by age. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider charges, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at 1-800-548-0073.

[5]	The certificate’s “Monthly Deduction” is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) cost of insurance charge for the supplemental coverage (if applicable), and (c) any applicable rider charges.

Minimum Death Benefit

•	The Minimum Death Benefit sub-section of the Charges and Deductions section is replaced with the following:

Minimum Death Benefit

To qualify as life insurance under IRC section 7702, the certificate must have a Minimum Death Benefit. We determine the Minimum Death Benefit by multiplying the Account Value by the Minimum Death Benefit percentage. The percentage depends upon the Insured’s Attained Age at the time of death and whether the certificate was issued under the Cash Value Accumulation Test or the Guideline Premium Test. The applicable percentages are listed below.

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For policies issued on or before December 31, 2019

CASH VALUE ACCUMULATION TEST
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	850%	59	219%
19	822	60	213
20	795	61	207
21	770	62	201
22	744	63	196
23	720	64	190
24	696	65	186
25	673	66	181
26	651	67	177
27	629	68	172
28	608	69	168
29	588	70	164
30	568	71	160
31	549	72	157
32	531	73	153
33	512	74	150
34	495	75	147
35	478	76	144
36	462	77	141
37	446	78	138
38	431	79	136
39	416	80	134

CASH VALUE ACCUMULATION TEST
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
40	402	81	131
41	388	82	129
42	375	83	127
43	363	84	125
44	351	85	124
45	339	86	122
46	328	87	121
47	318	88	119
48	308	89	118
49	298	90	117
50	288	91	116
51	279	92	115
52	270	93	113
53	262	94	112
54	254	95	111
55	246	96	110
56	239	97	108
57	232	98	106
58	225	99	104

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For policies issued after December 31, 2019

CASH VALUE ACCUMULATION TEST
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	938%	59	240%
19	907	60	233
20	878	61	226
21	849	62	219
22	821	63	212
23	794	64	206
24	768	65	200
25	742	66	195
26	718	67	189
27	694	68	184
28	671	69	179
29	648	70	174
30	626	71	170
31	605	72	165
32	584	73	161
33	565	74	157
34	546	75	154
35	527	76	150
36	510	77	147
37	493	78	143
38	477	79	140
39	461	80	137

CASH VALUE ACCUMULATION TEST
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
40	446	81	135
41	432	82	132
42	418	83	130
43	405	84	127
44	392	85	125
45	379	86	123
46	367	87	121
47	355	88	120
48	344	89	118
49	333	90	117
50	322	91	115
51	311	92	114
52	301	93	113
53	292	94	112
54	282	95	111
55	273	96	110
56	264	97	108
57	256	98	106
58	248	99	104

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For policies issued on, before or after December 31, 2019

GUIDELINE PREMIUM TEST
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	250%	59	134%
19	250	60	130
20	250	61	128
21	250	62	126
22	250	63	124
23	250	64	122
24	250	65	120
25	250	66	119
26	250	67	118
27	250	68	117
28	250	69	116
29	250	70	115
30	250	71	113
31	250	72	111
32	250	73	109
33	250	74	107
34	250	75	105
35	250	76	105
36	250	77	105
37	250	78	105
38	250	79	105
39	250	80	105

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GUIDELINE PREMIUM TEST
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
40	250	81	105
41	243	82	105
42	236	83	105
43	229	84	105
44	222	85	105
45	215	86	105
46	209	87	105
47	203	88	105
48	197	89	105
49	191	90	105
50	185	91	104
51	178	92	103
52	171	93	102
53	164	94	101
54	157	95	100
55	150	96	100
56	146	97	100
57	142	98	100
58	138	99	100
		100	100

Charges and Deductions

•	The second paragraph under Cost of Insurance Charge in the Monthly Charges Against the Account Value sub-section of the Charges and Deductions section is replaced with the following:

The guaranteed maximum cost of insurance charge rates associated with your certificate are shown in the certificate specifications pages. For policies issued on or before December 31, 2019, these rates are calculated using 150% of the ultimate 2001 Commissioners’ Standard Ordinary (2001 CSO), Age-Last Birthday, Unisex (80% male) and Composite Table. For policies issued after December 31, 2019, these rates are calculated using 150% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex (80% male) and Composite Table.

Page 8 of 9	L7940_19_01

•	The fifth paragraph under Cost of Insurance Charge in the Monthly Charges Against the Account Value sub-section of the Charges and Deductions section is replaced with the following:

For certificates issued on or before December 31, 2019, when the Insured is no longer employed by or associated with the sponsoring employer or group (Portable Certificate), the applicable cost of insurance rate for basic (i.e. employer-paid) coverage will vary based on the certificate’s funding ratio as of the Valuation Date on which we are notified that the Insured’s employment has terminated (or the Insured’s association with the sponsoring group has terminated) (in each case, the Portability Date). Any changes to the applicable cost of insurance rate will take effect on the Certificate Anniversary date on or next following the Portability Date. Cost of insurance rates are generally higher for Portable Certificates. The funding ratio is defined as the Account Value divided by the Base Selected Face Amount. Certificates with a funding ratio greater than or equal to a predefined threshold will continue to be subject to the same cost of insurance rates as those applicable to Insureds who are still employed by or associated with the sponsoring employer or group. These predefined thresholds vary by issue age and range from 3.66% to 12.85%. The cost of insurance rates for certificates with funding ratios below these predefined thresholds will increase, starting on the Certificate Anniversary on or next following the Portability Date.

For certificates issued after December 31, 2019, the applicable cost of insurance rates for Portable Certificates for basic (i.e. employer-paid) coverage will vary each year based on the Insured’s Attained Age and the number of policy years from the Portability Date. The cost of insurance rates for these Portable Certificates will generally be 110% to 190% higher than the cost of insurance rates applicable to Insureds who are still employed by or associated with the sponsoring employer or group. Any changes to the applicable cost of insurance rate will take effect on the Certificate Anniversary date on or next following the Portability Date.

The changes to the Statement of Additional Information are as follows:

Additional Information

•	The third paragraph of the Underwriting Procedures sub-section of the Additional Information section is replaced with the following:

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the certificate specifications pages. For policies issued on or before December 31, 2019, this rate is based on 150% of the Ultimate 2001 Commissioners’ Standard Ordinary Mortality Table and age of the Insured based on his/her last birthday (80% male). For policies issued after December 31, 2019, this rate is based on 150% of the Ultimate 2017 Commissioners’ Standard Ordinary Mortality Table and age of the Insured based on his/her last birthday (80% male).

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 548-0073 (Monday through Friday, 8 a.m. - 5 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Page 9 of 9	L7940_19_01

PART C

OTHER INFORMATION

Item 26.                                                  Exhibits

Exhibit (a)

Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account – Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

iii.

Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed December 15, 2015

Exhibit (d)	i.	Form of Group Flexible Premium Variable Adjustable Life Insurance Policy – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	ii.	Form of Group Flexible Premium Variable Adjustable Life Insurance Certificate – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	iii.	Accelerated Benefits For Terminal Illness Rider – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	iv.	Accidental Death Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	v.	Children’s Level Term Insurance Rider – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	vi.	Overloan Protection Rider – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	vii.	Spouse Level Term Life Insurance Rider – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	viii.	Waiver of Monthly Charges Rider – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

Exhibit (e)	i.

Group Flexible Premium Variable Adjustable Life Insurance – Employer Master Application & Temporary Life Insurance Agreement – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	ii.	Group Flexible Premium Variable Adjustable Life Insurance Policy – Employee Application – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	iii.	Group Flexible Premium Variable Adjustable Life Insurance Policy – Insurance Enrollment Form – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

Exhibit (f)	i.

Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (g)	Reinsurance Contracts

	i.	Hannover Life Reassurance Company of America

•

Automatic YRT Agreement effective December 1, 2015 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed April 27, 2016

	ii.	Swiss Re Life & Health America Inc.

•

Automatic YRT Agreement effective December 1, 2015 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed April 27, 2016

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

		a.	AIM Funds (Invesco Funds)

1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, AIM Distributors, Inc., and Massachusetts Mutual Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 - Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) - Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) - Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

		b.	Fidelity® Funds

1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•                  First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•                  Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

• First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

• Second Amendment dated May 22, 2017 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

• Amendment dated May 22, 2017 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

• Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

c.	Ivy Funds

1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• First Amendment dated January 18, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• Second Amendment dated June 12, 2015 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

• Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed April 26, 2017

• Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed April 26, 2017

• Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed April 26, 2017

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

• Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

• Amendment No. 2 to Service Agreement effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed April 27, 2016

• Amendment No. 3 to Service Agreement dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed April 26, 2017

d.	MML Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	MML II Funds

1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•                  Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

		a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.

Ivy Funds Variable Insurance Portfolios dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

d.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered **

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

• Separate Account Financial Statements **
• Company Financial Statements **

	ii.	Powers of Attorney for:

• Roger W. Crandall
• Karen H. Bechtel
• Mark T. Bertolini
• Karen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Jeffrey H. Leiden
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

iii.	Power of Attorney for:

• Sean Newth

– Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated August 29, 2019, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy *

*filed herewith

**to be filed by amendment

Item 27.                                                  Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
151 Farmington Avenue	1340 Smith Avenue	16228 Shadybank Drive
Hartford, CT 06156	Suite 200	Dallas, TX 7524
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
50 Northern Avenue	Laura J. Sen, Director	16 Wynstone
Boston, MA 02210	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02118
H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Melvin T. Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Chief Accounting Officer and Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 28.                                                  Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 7-31-2019

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

5.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.

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a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency.

2.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

3.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.	LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.	MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company formed to hold mandate investment vehicles.

a.	MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b.	MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

c.	MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company formed to hold investment mandates in the United Kingdom.

d.	MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

e.	MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company that will serve as the investment manager for US-based mandate investment vehicles.

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1.)	MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company formed to provide investment advisory services to its affiliated company in the U.S.

6.	Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company that engages in insurance agency activities.

7.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.

8.	Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Barings LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

1.)	Barings Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Barings Guernsey Limited (February 20, 2001), an investment management company organized under the laws of Guernsey.

a.)	Barings (U.K.) Limited (January 4, 1995), an institutional debt-fund manager organized under the laws of England and Wales

b.)	Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

i.	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

aa. Baring Fund Managers Limited (October 29, 1968), a company

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incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

bb. Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

cc. Baring Pension Trustees Limited (November 26, 2004), a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

dd. Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

ee. Barings Global Advisers Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

ff. Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i. Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aaa.) Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides

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marketing and client services regarding investment funds and other asset management products of the BAM group.

bbb.) Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.

ccc.) Baring France SAS Baring France SAS (July 24,1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

ddd.) Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ii. Barings Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

aa. Barings Real Estate Advisers (Continental Europe) Limited (April 23, 2004), a special purpose holding company.

bb. Barings Real Estate Advisers Europe LLP (June 2, 2006), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.

cc. Barings Real Estate Advisers Europe Finance LLP (May 6, 2004), a London-based

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real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.)

dd. Barings Real Estate GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.

ee. BREAE AIFM LLP (April 22, 2015), a UK limited liability partnership. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe Limited).

iii. Barings Italy S.r.l. (July 23, 2019 ), a holding company incorporated under the laws of Italy.

iv. Barings Sweden AB (July 16, 2019 ), an operating company incorporated under the laws of Sweden.

3.)	Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation that holds a “corporation” real estate license.

4.)	Barings Multifamily Capital Holdings LLC (August 7, 2013), a Delaware limited liability company, the parent and holding company of Barings Multifamily Capital LLC.

a.)	Barings Multifamily Capital LLC (August 30, 1999), a Michigan limited liability company that originates and services multifamily, senior housing and healthcare facility loans by utilizing programs overseen by governmental agencies and government-sponsored entities.

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i.	Barings Multifamily Capital Corporation (October 19, 2015), a Delaware corporation licensed by the California Bureau of Real Estate for loan brokerage and related services.

5.)	Barings Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.

a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.

b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.

6.)	BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland to invest in securities.

7.)	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

a.)	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

b.)	Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

c.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

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d.)	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

e.)	Barings Investment Advisers (Hong Kong) Limited (January 23, 2008).

f.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i.	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory services.

ii.	Barings Investment Management (Shanghai) Limited (August 3, 2018) is an operating company established under Chinese law.

1.	Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018) serves as the distributor in China.

g.)	Barings Australia Holding Company Pty Ltd (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

i.	Barings Australia Pty Ltd (October 16, 2009), an asset manager for Australian institutional investors.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

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G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.

H.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

J.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MassMutual and .39% by C.M. Life Insurance Company

1.	MMAF Equipment Finance LLC 2013-A (July 19, 2013), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

2.	MMAF Equipment Finance LLC 2014-A (May 7, 2014), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

3.	MMAF Equipment Finance LLC 2015-A (April 22, 2015), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

4.	MMAF Equipment Finance LLC 2016-A (March 24, 2016), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

5.	MMAF Equipment Finance LLC 2017-A (April 11, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

6.	MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

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7.	MMAF Equipment Finance LLC 2018-A (April 24, 2018), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

8.	MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

M.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

N.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.

O.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

P.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company which is an arranger and lender of secured and unsecured loans to corporate borrowers and financial sponsors. (MassMutual holds 50% voting ownership interest and Jefferies Group, LLC holds 50% voting ownership interest.)

1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

a.	JFAM GP LLC (April 13, 2017), a Delaware limited liability company formed as the holding company for JFAM Loan Fund, LP. JFIN Asset Management LLC is the sole member.

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1.) JFAM GP LP (April 13, 2017), a Delaware partnership formed as the general partner of JFAM Loan Fund, LP. JFAM GP LLC is the general partner, and certain limited partners will be added at fund close.

a.) JFAM Loan Fund, LP (April 13, 2017), a Delaware partnership formed for the purpose of investing in senior secured middle market loans, and to be managed by JFIN Asset Management LLC. JFAM GP LP is the general partner, and certain limited partners will be added at fund close.

3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.

4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.

5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.

6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC.

8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.

a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior secured loans.

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9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.

a.	JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.

10.	JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

11.	JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

12.	JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company formed to be an investment adviser and general partner.

Q.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.

R.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans.

S.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.

T.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.

U.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.

V.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

W.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company.

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1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.

a.	Lyme Adirondack Timber Sales, Inc. (July 31, 2006), a New York operating company.

b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

X.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

1.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

2.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

Y.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for certain international investments.

1.	MassMutual Solutions LLC (June 20, 2019), a Delaware limited liability company that will act as a holding company for a to-be-formed Hong Kong entity.

a.	HarborTech (Asia) Limited (July 9, 2019), a Hong Kong technology company.

Z.	Insurance Road LLC (May 3, 2017), a Delaware limited liability company that acts as a holding company for companies that hold intellectual property assets and invest in a portfolio of private equity assets.

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1.	MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company that will hold certain intellectual property.

2.	MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

3.	Trad Investments I LLC (September 11, 2018), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

AA.	MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company that will invest in commercial mortgage loans.

BB.	MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company that has been established to hold certain receivables and to engage in related financing activities.

CC.	EM Opportunities LLC (January 16, 2018), a Delaware limited liability company formed to hold a portfolio of high yield, emerging market debt investments.

DD.	MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company that will sell insurance to MassMutual and its subsidiary companies.

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

A Delaware limited liability company formed on September 13, 2006 which is the general partner of Barings Core Property Fund LP and is 100% owned by Barings LLC.

BARINGS GLOBAL REAL ASSETS FUND, LP

Delaware, U.S.A. – 6662274

A Delaware limited liability company formed on December 14, 2017 which is 100% owned by MassMutual and its indirect wholly-owned subsidiaries.

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CEMF I GP LLC

Delaware, U.S.A. – 4867587

A Delaware limited liability company formed on September 21, 2010 which is the general partner of Cornerstone Enhanced Mortgage Fund I LP and is 100% owned by Barings LLC.

CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC.

Maryland, U.S.A. – D14048078

Incorporated as a corporation on April 5, 2011, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company in the aggregate hold 34.3% of the mandatorily redeemable preferred shares of this company.

CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC.

Maryland, U.S.A. – D14616015

Incorporated as a corporation on April 10, 2012, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company holds 34.3% of the mandatorily redeemable preferred shares of this company.

CORNERSTONE HOTEL FUND GP LLC

Delaware, U.S.A. – 4440658

A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Barings LLC.

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC

Delaware, U.S.A. – 3858025

Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Barings LLC holds 50% of the ownership interest in this company.

KAMAKURA LP

A Cayman Islands exempted limited partnership, incorporated on February 26, 2010.  Nippon Wealth Life Insurance Company owns 100% of the limited partnership assets.

MML SERIES INVESTMENT FUND

Massachusetts, U.S.A. – T00009268

A Massachusetts business trust that operates as an-open end management investment company.

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MML SERIES INVESTMENT FUND II

Massachusetts, U.S.A. – 000888280

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL PREMIER FUNDS

Massachusetts, U.S.A. – T00472343

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS

Massachusetts, U.S.A. – T00431735

A Massachusetts business trust that operates as an open-end management investment company.

ROTHESAY HOLDCO UK LIMITED

United Kingdom – No number available.

MM Rothesay Holdco LLC’s interest is 28.84%.

SBNP SIA LLC

Delaware, U.S.A. – 5386241

A Delaware limited liability company formed on August 20, 2013 in connection with an Annuity Contract Separate Investment Account and is 1% owned by Barings LLC and 99% by Massachusetts Mutual Life Insurance Company.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 24.8%.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware - 6972999

BARINGS ABIF SLP, LLC

Delaware, U.S.A. – 6436810

BARINGS ALTERNATIVE INVESTMENTS SLP, LLC

Delaware - 6930846

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BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. – 6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL LOAN FEEDER MANAGEMENT LLC

Delaware, U.S.A. – 5909432

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

BARINGS/LAZ PARKING FUND GP LLC

Delaware, U.S.A. – 5516617

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BRECS VII GP LLC

Delaware, U.S.A. – 61147

CCM FUND I REIT MANAGER

Delaware, U.S.A. – 4780909

CEMF I GP LLC

Delaware, U.S.A. – 4867587

CHY VENTURE GP LLC

Delaware, U.S.A. – 5411451

CREF VIII GP LLC

Delaware, U.S.A. – 4581714

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CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

LOAN STRATEGIES MANAGEMENT LLC

Delaware, U.S.A. – 3917386

MEZZCO AUSTRALIA II

Delaware, U.S.A. – 5346304

MEZZCO LLC

Delaware, U.S.A. – 3582164

MEZZCO II LLC (98.4% owned by Barings LLC)

Delaware, U.S.A. – 4037580

MEZZCO III LLC (99.3% owned by Barings LLC)

Delaware, U.S.A. – 4557758

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

Delaware, U.S.A. – 4332016

The following are investment-related special purpose entities of MassMutual Asset Finance LLC. All are 100% owned, Delaware limited liability companies that hold a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

MMAF EQUIPMENT FINANCE LLC 2013-A

Delaware, U.S.A. – 5370438

MMAF EQUIPMENT FINANCE LLC 2014-A

Delaware, U.S.A. – 5529636

MMAF EQUIPMENT FINANCE LLC 2015-A

Delaware, U.S.A. – 5728397

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MMAF EQUIPMENT FINANCE LLC 2016-A

Delaware, U.S.A. – 5997468

MMAF EQUIPMENT FINANCE LLC 2017-A

Delaware, U.S.A. – 6376507

MMAF EQUIPMENT FINANCE LLC 2017-B

Delaware, U.S.A. – 6597543

MMAF EQUIPMENT FINANCE LLC 2018-A

Delaware, U.S.A. – 6858051

MMAF EQUIPMENT FINANCE LLC 2019-A

Delaware, U.S.A. – 7290442

The following are portfolio companies in which MassMutual, together with its subsidiaries, own at least 20%. The ownership percentage is indicated.

ALAND ROYALTY HOLDINGS LP

A Delaware limited liability company formed on May 15, 2018. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 26.69%.

CHASSIS ACQUISITION HOLDING LLC

A Delaware limited liability company formed on April 14, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 30%.

CRA AIRCRAFT HOLDING LLC

A Delaware limited liability company formed on October 25, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40%.

EIP HOLDINGS I, LLC (formerly, Solar Acquisition Holding I LLC)

A Delaware limited liability company formed on October 9, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 28.96%.

RED LAKE VENTURES, LLC

A Delaware limited liability company formed on April 21, 2014. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 31.5%.

REMINGTON L&W HOLDINGS LLC

A Delaware limited liability company formed on September 30, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 66.67%

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US PHARMACEUTICAL HOLDINGS I, LLC

A Delaware limited liability company formed on June 25, 2012. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC

A Delaware limited liability company formed July 24 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 42.38%.

VALIDUS PHARMACEUTICALS LLC

A Delaware limited liability company formed on April 19, 2007. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 75.4%.

VGS ACQUISITION HOLDING, LLC

A Delaware limited liability company formed on July 24, 2015. Barings LLC is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

MassMutual has a 50% voting ownership interest in Jefferies Finance LLC (“Jefferies”). The following are collateralized loan obligations vehicles of Jefferies.

APEX CREDIT CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 33% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 53% of the subordinated notes of the CLO.

APEX CREDIT CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 60% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 67% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2007 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

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JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN MM CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 70% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 30% of the subordinated notes of the CLO.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 44% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 56% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

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JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 90.1%

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

The following are investment-related special purpose entities of Baring Asset Management Limited.

ALMACK HOLDING PARTNERSHIP GP LIMITED

England – 5561955

A U.K. company that serves as a general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE FUND LIMITED

England - 5565850

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE FUND II LIMITED

England - 06530854

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE GP III LIMITED

England – 07434273

A U.K. company that serves as the general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

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BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

The following are investment-related special purpose entities of Barings Global Advisers Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales (99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 90% owned by Barings Global Advisers Limited and 10% owned by Barings Asset Management Limited.

II.	REGISTERED INVESTMENT COMPANY AFFILIATES:

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

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•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	Barings BDC, Inc., formerly known as Triangle Capital Corporation, a Maryland corporation which operates as a business development company.

Item 29.                                                  Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)                   each director, officer or employee;

(b)                   any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)                    any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)                   any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)                   any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)                   any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.             Principal Underwriters

(a)              MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:

Talcott Resolution Life Insurance Company - DC Variable Account I

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)              MMLIS and MML Distributors are the principal underwriters for this certificate. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

H. Bradford Hoffman	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

MEMBER REPRESENTATIVE AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chief Executive Officer and President	**

Nathan Hall	Chief Financial Officer and Treasurer	*

Michael Fanning	Member Representative	*

Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Kevin LaComb	Assistant Treasurer	*

Edward K. Duch, III	Assistant Secretary	*

Susan Scanlon	Chief Compliance Officer	*

Barbara Upton	Assistant Vice President and Continuing Education Officer	**

Stephen Alibozek	Entity Contracting Officer	*

Donna Watson	Assistant Treasurer	**

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Cindy Belmore	Chief Risk Officer	**

Mario Morton	Registration Manager	*

Michael Dunn	Worksite Product Distribution Officer	**

Aruna Hobbs	Vice President	One Marina Parke Avenue Boston, MA 02210

Tina Wilson	Vice President	**

Teresa Hassara	Vice President	**

Kelly Pirotta	AML Compliance Officer	*

Paul LaPiana	Vice President	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)          Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.                                                  Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, at its satellite office, 100 Bright Meadow Boulevard, Enfield, CT 06082

Item 32.                                                  Management Services

Not Applicable

Item 33.                                                  Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Group Flexible Premium Variable Adjustable Life Insurance Certificate, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, has duly caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-206438 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 29th day of August, 2019.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer (principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 6 to Registration Statement No. 333-206438 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	August 29, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	August 29, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	August 29, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	August 29, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	August 29, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	August 29, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	August 29, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	August 29, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	August 29, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	August 29, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	August 29, 2019
William T. Spitz

H. TODD STITZER *	Director	August 29, 2019
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.26 (q)	SEC Procedures Memorandum dated August 29, 2019